N-6	May 08, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	May 08, 2026
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Accumulator IVUL - Series H | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Marathon VUL Ultra
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Marathon VUL Ultra | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Protector IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Protector IVUL - Series H | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Accumulator IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Accumulator IVUL | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Protector IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4

Nationwide Protector IVUL | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4